Accrued Expenses and Other Liabities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Liabities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consisted of the following:
	December 31, 2023	December 31, 2022
Wages payable	$691,391	$881,827
Other payable to venders	307,459	307,174
Sales refund provision	322,629	365,778
Accrued expenses and other liabilities	$1,321,479	$1,554,779